Financial instruments - additional disclosures (Details 10) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (6,647)	$ (5,434)
Lease liability	(2,005)	(1,949)	$ (1,736)
Trade payables	(5,403)	(5,424)
Contingent consideration liabilities	(1,046)	(1,036)
Commitment for repurchase own shares	(1,769)
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(82)	(36)
Lease liability	(77)	(65)
Trade payables	(5,239)	(5,222)
Contingent consideration liabilities	(24)	(62)
Commitment for repurchase own shares	(1,769)
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(468)	(428)
Lease liability	(209)	(181)
Trade payables	(164)	(202)
Contingent consideration liabilities	(38)	(9)
Between one and five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(1,846)	(1,531)
Lease liability	(692)	(622)
Contingent consideration liabilities	(639)	(582)
Later than five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(4,251)	(3,439)
Lease liability	(1,027)	(1,081)
Contingent consideration liabilities	$ (345)	$ (383)